MORGAN STANLEY DEAN WITTER STRATEGIST                TWO WORLD TRADE CENTER
FUND                                                 NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS JULY 31, 2000

DEAR SHAREHOLDER:

During the twelve-month period ended July 31, 2000, equity and fixed-income assets traded in uneven and often unexpected patterns. Average returns for both equities, as measured by the Standard & Poor's 500 Index (S&P 500), and bonds, as measured by the 10-year U.S. government note, provided similar performance results during this period. Stocks, however, performed best during the first half of the period, while bonds rallied in the second half.

As the new calendar year began, fears surrounding the millennium bug faded and investors turned to more mundane macroeconomic concerns related to interest rates, inflation and earnings growth. Aggressive interest-rate increases by the Federal Reserve Board surprised most investors; however, powerful earnings growth and positive news on the inflation front offset the near-term threat that the central bank had moved too quickly to slow economic growth. As attention turns to the general elections in November and the year 2000 comes to a close, investors will focus once again on the Federal Reserve's intentions and weigh whether interest rate hikes will likely resume.

PERFORMANCE

Against this backdrop, Morgan Stanley Dean Witter Strategist Fund's Class B shares produced a total return of 12.79 percent for the 12-month period ended July 31, 2000. During the same period, the S&P 500 returned 8.97 percent, while the Lehman Brothers Government/ Credit Index returned 5.72 percent. The Fund's Class A, C and D shares returned 13.48 percent, 12.62 percent and 13.79 percent, respectively, for the fiscal year. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS JULY 31, 2000, CONTINUED

PORTFOLIO STRATEGY

The Fund's mandate, as a fully flexible asset allocation portfolio, is to seek the optimal mix of stocks, bonds and cash needed to achieve competitive total returns with less overall volatility than any single asset class. In 1999, during a rare period of low inflation, above-trendline earnings growth and relatively easy credit, the Fund maintained an aggressive allocation toward stocks while holding only incremental positions in bonds and cash.

This strategy shifted in November as the Fund's allocation target prompted a more conservative blend of assets. Our equity exposure was reduced from an above-average weighting of 70 percent of assets to an average exposure of 55 percent of assets, while the Fund's cash reserve was increased to an above-average 25 percent weighting (10 percent is considered neutral). The bond portfolio remained unchanged at 20 percent of assets.

This decision was not prompted by a specific deterioration in the macroeconomic fundamentals, nor was it a direct reaction to any single event. Rather it was made as a result of the extreme valuations that many of the market's leaders had achieved in the winter of 1999. We decided to take some profits and reduce the Fund's equity exposure in light of this performance. While this move may have been a bit premature, the Fund was ultimately rewarded in that the period from last December to this July proved quite volatile, with mixed results from a number of equity sectors.

The Fund's equity portfolio, while it remains a smaller part of the total Fund, still held a well-diversified collection of companies. At period-end, our focus industries included technology (e.g., software, hardware and telecommunications), financial services (e.g., insurance and banking), energy (e.g., oil services and diversified refiners) and health care, with a specific emphasis on biotechnology. Sprint Corporation (long distance), Intel Corporation (semiconductors), EMC Corporation (data storage), PE Corporation: Celera Genomics (gene mapping) and Johnson & Johnson (health care) are among the Fund's largest equity positions.

The fixed-income portfolio consisted of 91 issues at the end of July. U.S. government-issued and government agency bonds represented 56 percent of the total fixed-income portfolio, while corporate-issued paper represented 41 percent. The portfolio's average maturity was 9.7 years and its average duration, a measurement of bond price volatility relative to interest rate movements, was 5.3 years.

LOOKING AHEAD

After a multi-year period of strong performance for equity markets as a whole, as well as a genuine lack of investor interest in bonds during this same period, we anticipate a more volatile and

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS JULY 31, 2000, CONTINUED

challenging environment ahead. As investors seek to lessen their portfolios' volatility, they may choose to rotate into less volatile asset classes. As valuation levels have climbed -- especially for growth stocks -- so have expectations that the companies that represent these sectors can continue to perform at high levels of profitability. With many sectors and asset classes represented, a diversified portfolio of stocks, bonds and cash can help protect the investor against any single asset class's volatility, while still providing competitive total returns.

We appreciate your ongoing support of Morgan Stanley Dean Witter Strategist Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                    MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                     PRESIDENT

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FUND PERFORMANCE JULY 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 CLASS B
($ in Thousands)

            FUND         S&P 500(4)  LEHMAN(5)
JULY-1990  $10,000        $10,000     $10,000
JULY-1991  $11,567        $11,278     $11,023
July-1992  $12,941          $12,718    $12,747
July-1993  $13,923          $13,826    $14,153
July-1994  $14,415          $14,539    $14,135
July-1995  $16,729          $18,324    $15,566
July-1996  $18,648          $21,350    $16,392
July-1997  $24,193          $32,465    $18,161
July-1998  $27,282          $38,724    $19,626
July-1999  $29,799          $46,550    $20,083
July-2000  $33,610  (3)     $50,725    $21,231

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 7/31/00                             PERIOD ENDED 7/31/00
   --------------------                             --------------------
   1 Year                     13.48%(1)  7.53%(2)   1 Year                     12.79%(1) 7.79%(2)
   Since Inception (7/28/97)  12.98%(1)  10.97%(2)  5 Year                     14.97%(1) 14.74%(2)
                                                    10 Year                    12.89%(1) 12.89%(2)

                 CLASS C SHARES+                                   CLASS D SHARES#
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 7/31/00                             PERIOD ENDED 7/31/00
   --------------------                             --------------------
   1 Year                     12.62%(1)  11.62%(2)  1 Year                     13.79%(1)
   Since Inception (7/28/97)  12.13%(1)  12.13%(2)  Since Inception (7/28/97)  13.26%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on July 31, 2000.
(4) The Standard and Poor's 500 Index (S & P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lehman Brothers U.S. Government/Credit Index (formerly Lehman Brothers Government/Corporate Index) tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 2000

 NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (54.2%)
              AEROSPACE (0.6%)
     501,200  Lockheed Martin Corp................................................................  $   14,096,250
                                                                                                    --------------
              AIRLINES (0.3%)
     200,000  AMR Corp.*..........................................................................       6,612,500
                                                                                                    --------------
              AUTO PARTS: O.E.M. (0.7%)
   1,100,000  Delphi Automotive Systems Corp......................................................      16,293,750
                                                                                                    --------------
              BEVERAGES - NON-ALCOHOLIC (1.0%)
     513,000  PepsiCo, Inc........................................................................      23,501,812
                                                                                                    --------------
              BIOTECHNOLOGY (2.9%)
     195,000  COR Therapeutics, Inc.*.............................................................      15,697,500
      70,000  Human Genome Sciences, Inc.*........................................................       8,456,875
     350,000  PE Corporation - Celera Genomics Group..............................................      30,406,250
      93,000  QLT PhotoTherapeutics Inc.*.........................................................       6,126,375
      70,000  Trimeris, Inc.*.....................................................................       3,998,750
                                                                                                    --------------
                                                                                                        64,685,750
                                                                                                    --------------
              CABLE TELEVISION (0.3%)
     200,000  EchoStar Communications Corp. (Class A)*............................................       7,887,500
                                                                                                    --------------
              CELLULAR TELEPHONE (0.6%)
     300,000  Vodafone Group PLC - SP (ADR) (United Kingdom)......................................      12,937,500
                                                                                                    --------------
              CLOTHING/SHOE/ACCESSORY STORES (1.4%)
     359,585  Gap, Inc. (The).....................................................................      12,877,638
     345,800  Payless ShoeSource, Inc.*...........................................................      17,851,925
                                                                                                    --------------
                                                                                                        30,729,563
                                                                                                    --------------
              COMPUTER COMMUNICATIONS (1.2%)
     403,068  Cisco Systems, Inc.*................................................................      26,375,762
                                                                                                    --------------
              COMPUTER SOFTWARE (0.6%)
     200,000  Microsoft Corp.*....................................................................      13,962,500
                                                                                                    --------------
              CONTRACT DRILLING (1.2%)
     420,000  Diamond Offshore Drilling, Inc......................................................      15,776,250
     221,696  Transocean Sedco Forex Inc.*........................................................      10,973,952
                                                                                                    --------------
                                                                                                        26,750,202
                                                                                                    --------------
 NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
              DISCOUNT CHAINS (0.4%)
     280,040  Costco Wholesale Corp.*.............................................................  $    9,118,802
                                                                                                    --------------
              DIVERSIFIED ELECTRONIC PRODUCTS (0.5%)
     100,000  JDS Uniphase Corp.*.................................................................      11,812,500
                                                                                                    --------------
              DIVERSIFIED FINANCIAL SERVICES (2.6%)
     300,000  American Express Co.................................................................      17,006,250
     430,000  AXA Financial, Inc..................................................................      16,447,500
     364,337  Citigroup, Inc......................................................................      25,708,530
                                                                                                    --------------
                                                                                                        59,162,280
                                                                                                    --------------
              E.D.P. PERIPHERALS (1.4%)
     368,000  EMC Corp.*..........................................................................      31,326,000
                                                                                                    --------------
              ELECTRONIC COMPONENTS (1.1%)
     500,000  Jabil Circuit, Inc.*................................................................      25,031,250
                                                                                                    --------------
              ELECTRONIC DATA PROCESSING (1.0%)
     750,000  Micron Electronics, Inc.*...........................................................       7,921,875
     150,000  Sun Microsystems, Inc.*.............................................................      15,815,625
                                                                                                    --------------
                                                                                                        23,737,500
                                                                                                    --------------
              ELECTRONIC PRODUCTION EQUIPMENT (1.0%)
     260,000  KLA-Tencor Corp.*...................................................................      13,845,000
     150,000  Novellus Systems, Inc.*.............................................................       8,090,625
                                                                                                    --------------
                                                                                                        21,935,625
                                                                                                    --------------
              INTEGRATED OIL COMPANIES (0.6%)
     250,000  Royal Dutch Petroleum Co. (ADR) (Netherlands).......................................      14,562,500
                                                                                                    --------------
              INTERNET SERVICES (2.1%)
     250,000  America Online, Inc.*...............................................................      13,328,125
     260,000  BEA Systems, Inc.*..................................................................      11,196,250
     250,000  Digital Island, Inc.*...............................................................       7,171,875
     150,000  Inktomi Corp.*......................................................................      16,050,000
                                                                                                    --------------
                                                                                                        47,746,250
                                                                                                    --------------
              INVESTMENT BANKERS/BROKERS/
              SERVICES (0.7%)
     130,000  Merrill Lynch & Co., Inc............................................................      16,802,500
                                                                                                    --------------
              MAJOR BANKS (2.0%)
     200,000  Chase Manhattan Corp................................................................       9,937,500
     450,000  Mellon Financial Corp...............................................................      16,959,375
     430,000  Wells Fargo & Co....................................................................      17,764,375
                                                                                                    --------------
                                                                                                        44,661,250
                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 2000, CONTINUED

 NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
              MAJOR CHEMICALS (0.9%)
     700,000  Dow Chemical Co. (The)..............................................................  $   20,125,000
                                                                                                    --------------
              MAJOR PHARMACEUTICALS (3.2%)
     320,784  Johnson & Johnson...................................................................      29,852,961
     300,000  Merck & Co., Inc....................................................................      21,506,250
     500,000  Pfizer Inc..........................................................................      21,562,500
                                                                                                    --------------
                                                                                                        72,921,711
                                                                                                    --------------
              MAJOR U.S. TELECOMMUNICATIONS (1.8%)
     194,750  AT&T Corp...........................................................................       6,025,078
   1,000,000  Sprint Corp. (FON Group)............................................................      35,625,000
                                                                                                    --------------
                                                                                                        41,650,078
                                                                                                    --------------
              MANAGED HEALTH CARE (0.7%)
     200,000  UnitedHealth Group Inc..............................................................      16,362,500
                                                                                                    --------------
              MEDIA CONGLOMERATES (0.8%)
     462,060  Disney (Walt) Co. (The).............................................................      17,875,946
                                                                                                    --------------
              MEDICAL SPECIALTIES (2.0%)
     250,000  Baxter International, Inc...........................................................      19,437,500
     295,200  PE Corporation - PE Biosystems Group................................................      25,737,750
                                                                                                    --------------
                                                                                                        45,175,250
                                                                                                    --------------
              MILITARY/GOV'T/TECHNICAL (1.2%)
     150,000  General Dynamics Corp...............................................................       8,465,625
     324,720  General Motors Corp. (Class H)......................................................       8,402,130
     400,000  Raytheon Co. (Class B)*.............................................................       9,700,000
                                                                                                    --------------
                                                                                                        26,567,755
                                                                                                    --------------
              MOTOR VEHICLES (0.7%)
     360,650  Ford Motor Co.......................................................................      16,792,766
                                                                                                    --------------
              MULTI-LINE INSURANCE (2.2%)
     950,000  Allstate Corp.......................................................................      26,184,375
     270,938  American International Group, Inc...................................................      23,757,832
                                                                                                    --------------
                                                                                                        49,942,207
                                                                                                    --------------
              MULTI-SECTOR COMPANIES (0.7%)
     314,160  General Electric Co.................................................................      16,159,605
                                                                                                    --------------
              OIL & GAS PRODUCTION (0.7%)
     273,400  Kerr-McGee Corp.....................................................................      15,002,825
                                                                                                    --------------
              OILFIELD SERVICES/EQUIPMENT (1.0%)
     160,000  Schlumberger Ltd....................................................................      11,830,000
     147,000  Smith International, Inc.*..........................................................      10,492,125
                                                                                                    --------------
                                                                                                        22,322,125
                                                                                                    --------------
 NUMBER OF
   SHARES                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------
              OTHER SPECIALTY STORES (0.8%)
     492,720  Bed Bath & Beyond, Inc.*............................................................  $   18,138,255
                                                                                                    --------------
              PACKAGED FOODS (0.9%)
     603,040  General Mills, Inc..................................................................      20,729,500
                                                                                                    --------------
              PRECIOUS METALS (1.6%)
     800,000  Barrick Gold Corp. (Canada).........................................................      12,750,000
     690,000  Newmont Mining Corp.................................................................      12,247,500
   1,460,000  Placer Dome Inc. (Canada)...........................................................      12,410,000
                                                                                                    --------------
                                                                                                        37,407,500
                                                                                                    --------------
              PROPERTY - CASUALTY INSURERS (0.8%)
     500,000  ACE, Ltd. (Bermuda).................................................................      18,000,000
                                                                                                    --------------
              SAVINGS & LOAN ASSOCIATIONS (1.2%)
     582,420  Golden West Financial Corp..........................................................      26,791,320
                                                                                                    --------------
              SEMICONDUCTORS (3.2%)
     100,000  Advanced Micro Devices, Inc.*.......................................................       7,193,750
     100,000  Altera Corp.*.......................................................................       9,818,750
     200,000  Cypress Semiconductor Corp.*........................................................       7,462,500
     488,160  Intel Corp..........................................................................      32,584,680
     200,000  Micron Technology, Inc.*............................................................      16,300,000
                                                                                                    --------------
                                                                                                        73,359,680
                                                                                                    --------------
              TELECOMMUNICATION EQUIPMENT (5.6%)
     100,000  Corning Inc.........................................................................      23,393,750
      37,800  Corvis Corporation*.................................................................       3,112,003
     845,000  Motorola, Inc.......................................................................      27,937,813
     300,000  Nortel Networks Corp. (Canada)......................................................      22,312,500
     350,000  Scientific - Atlanta, Inc...........................................................      26,950,000
     200,000  Sycamore Networks, Inc.*............................................................      24,662,500
                                                                                                    --------------
                                                                                                       128,368,566
                                                                                                    --------------

              TOTAL COMMON STOCKS
              (COST $925,202,368).................................................................   1,233,422,135
                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 2000, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS (8.9%)
              CABLE TELEVISION (0.8%)
$      4,000  Comcast Corp.
                8.375% due 11/01/05...............................................................  $    4,111,520
       4,000  Continental Cablevision Inc.
                8.50% due 09/15/01................................................................       4,043,960
       5,000  Continental Cablevision, Inc.
                9.50% due 08/01/13................................................................       5,460,650
       4,000  Time Warner Inc.
                8.18% due 08/15/07................................................................       4,085,280
                                                                                                    --------------
                                                                                                        17,701,410
                                                                                                    --------------
              DEPARTMENT STORES (0.2%)
       4,000  Saks, Inc.
                7.00% due 07/15/04................................................................       3,423,520
                                                                                                    --------------
              DIVERSIFIED FINANCIAL SERVICES (0.3%)
       4,000  AXA Financial Inc.
                7.75% due 08/01/10................................................................       3,956,280
       2,000  General Electric Capital Corp.
                7.25% due 05/03/04................................................................       2,012,800
                                                                                                    --------------
                                                                                                         5,969,080
                                                                                                    --------------
              DIVERSIFIED MANUFACTURING (0.0%)
         100  Tyco International Group SA (Luxembourg)
                6.375% due 06/15/05...............................................................          95,015
                                                                                                    --------------
              ELECTRIC UTILITIES (1.2%)
       4,000  Alabama Power Co.
                7.85% due 05/15/03................................................................       4,026,560
       4,000  Commonwealth Edison Company
                8.375% due 09/15/22...............................................................       3,985,200
       4,000  Connecticut Light & Power Co.
                7.75% due 06/01/02................................................................       4,018,280
       3,000  South Carolina Electric & Gas Co.
                7.50% due 06/15/05................................................................       3,015,570
       4,000  Texas Utilities Electric Co.
                8.125% due 02/01/02...............................................................       4,040,520
       4,000  Texas Utilities Electric Co.
                8.25% due 04/01/04................................................................       4,127,680
       4,000  TXU Electrical Capital V
                8.175% due 01/30/37...............................................................       4,055,000
                                                                                                    --------------
                                                                                                        27,268,810
                                                                                                    --------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------
              FINANCE COMPANIES (1.0%)
$      4,000  Ford Motor Credit Corp.
                7.60% due 08/01/05................................................................  $    3,995,000
       2,906  Ford Motor Credit Corp.
                6.125% due 01/09/06...............................................................       2,700,139
       4,000  Ford Motor Credit Corp.
                5.80% due 01/12/09................................................................       3,493,840
       5,000  General Motors Acceptance Corp.
                7.625% due 06/15/04...............................................................       5,017,050
       4,000  General Motors Acceptance Corp.
                7.50% due 07/15/05................................................................       3,982,200
       4,000  Household Finance Corp.
                8.00% due 05/09/05................................................................       4,043,560
         100  MBNA Capital I (Series A)
                8.278% due 12/01/26...............................................................          84,795
                                                                                                    --------------
                                                                                                        23,316,584
                                                                                                    --------------
              INTEGRATED OIL COMPANIES (0.3%)
       4,000  BP Amoco PLC
                5.90% due 04/15/09................................................................       3,643,520
       4,000  Phillips Petroleum Co.
                8.75% due 05/25/10................................................................       4,217,240
                                                                                                    --------------
                                                                                                         7,860,760
                                                                                                    --------------
              INVESTMENT BANKERS/BROKERS/
              SERVICES (0.2%)
       4,000  Lehman Brothers Holdings Inc.
                8.25% due 06/15/07................................................................       4,034,400
                                                                                                    --------------
              LIFE INSURANCE (0.2%)
       4,750  Prudential Insurance Co. - 144A**
                6.375% due 07/23/06...............................................................       4,403,250
                                                                                                    --------------
              MAJOR BANKS (0.7%)
       4,000  Bankamerica Corp.
                6.375% due 02/15/08...............................................................       3,699,000
       4,000  BankBoston National
                7.00% due 09/15/07................................................................       3,812,680
       4,000  Wells Fargo Financial
                7.60% due 05/03/05................................................................       4,015,400
       4,000  U.S. Bancorp
                6.75% due 10/15/05................................................................       3,828,520
                                                                                                    --------------
                                                                                                        15,355,600
                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 2000, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------
              MAJOR PHARMACEUTICALS (0.3%)
$      3,500  Abbott Laboratories
                6.40% due 12/01/06................................................................  $    3,375,890
       4,000  Johnson & Johnson
                6.95% due 09/01/29................................................................       3,878,280
                                                                                                    --------------
                                                                                                         7,254,170
                                                                                                    --------------
              MAJOR U.S. TELECOMMUNICATIONS (0.5%)
       4,000  Sprint Capital Corp.
                7.625% due 06/10/02...............................................................       4,008,680
       4,000  Sprint Capital Corp.
                6.125% due 11/15/08...............................................................       3,576,040
       5,000  U.S. West Communications, Inc. - 144A**
                7.625% due 06/09/03...............................................................       5,005,500
                                                                                                    --------------
                                                                                                        12,590,220
                                                                                                    --------------
              MEDIA CONGLOMERATES (0.3%)
       4,000  Time Warner Entertainment Co.
                8.375% due 03/15/23...............................................................       4,125,080
       3,000  Viacom Inc.
                7.875% due 07/30/30...............................................................       2,970,840
                                                                                                    --------------
                                                                                                         7,095,920
                                                                                                    --------------
              MID-SIZED BANKS (0.2%)
       4,000  Compass Bank
                8.10% due 08/15/09................................................................       3,952,200
                                                                                                    --------------
              MOTOR VEHICLES (0.2%)
       4,000  DaimlerChrysler North American Holdings Co.
                7.75% due 06/15/05................................................................       4,036,560
                                                                                                    --------------
              MOVIES/ENTERTAINMENT (0.2%)
       5,000  Paramount Communications, Inc.
                7.50% due 01/15/02................................................................       5,007,600
                                                                                                    --------------
              OIL REFINING/MARKETING (0.3%)
       3,500  Repsol International Finance (Netherlands)
                7.45% due 07/15/05................................................................       3,495,625
       4,000  Tosco Corp.
                8.125% due 02/15/30...............................................................       4,024,160
                                                                                                    --------------
                                                                                                         7,519,785
                                                                                                    --------------
              OIL/GAS TRANSMISSION (0.2%)
       4,000  El Paso Energy Corp.
                6.75% due 05/15/09................................................................       3,743,160
                                                                                                    --------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------
              OTHER TELECOMMUNICATIONS (0.4%)
$      4,000  AT&T Canada Inc. (Canada)
                7.65% due 09/15/06................................................................  $    3,981,640
       2,000  Cable & Wireless Optus Ltd. - 144A** (Australia)
                8.00% due 06/22/10................................................................       2,001,100
       4,000  US West Capital Funding, Inc.
                6.875% due 08/15/01...............................................................       3,978,080
                                                                                                    --------------
                                                                                                         9,960,820
                                                                                                    --------------
              PACKAGE GOODS/COSMETICS (0.3%)
       4,000  Proctor & Gamble Co.
                6.60% due 12/15/04................................................................       3,920,520
       4,000  Proctor & Gamble Co.
                6.45% due 01/15/26................................................................       3,558,520
                                                                                                    --------------
                                                                                                         7,479,040
                                                                                                    --------------
              PACKAGED FOODS (0.2%)
       4,000  Bestfoods
                6.625% due 04/15/28...............................................................       3,530,200
                                                                                                    --------------
              PROPERTY - CASUALTY INSURERS (0.1%)
       4,000  Liberty Mutual Insurance Co. - 144A**
                7.697% due 10/15/97...............................................................       2,965,040
                                                                                                    --------------
              RAILROADS (0.4%)
         924  Southern Pacific Transportation Co. (Series B)
                7.28% due 04/30/15................................................................         871,984
       4,000  Union Pacific Corp.
                6.34% due 11/25/03................................................................       3,836,280
       4,000  Union Pacific Corp.
                6.625% due 02/01/08...............................................................       3,713,520
                                                                                                    --------------
                                                                                                         8,421,784
                                                                                                    --------------
              SAVINGS & LOAN ASSOCIATIONS (0.4%)
       4,000  Washington Mutual Financial Corp.
                8.25% due 06/15/05................................................................       4,060,040
       4,000  Washington Mutual Financial Corp.
                8.25% due 04/01/10................................................................       3,975,800
                                                                                                    --------------
                                                                                                         8,035,840
                                                                                                    --------------
              SMALLER BANKS (0.0%)
         100  Centura Capital
                Trust I - 144A**
                8.845% due 06/01/27...............................................................          92,206
                                                                                                    --------------

              TOTAL CORPORATE BONDS
              (COST $201,637,891).................................................................     201,112,974
                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 2000, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT & AGENCY OBLIGATIONS (0.6%)
$      5,000  Manitoba
                (Province of) (Canada)
                5.50% due 10/01/08................................................................  $    4,467,550
       3,300  Quebec
                (Province of) (Canada)
                6.50% due 01/17/06................................................................       3,183,411
       5,000  Quebec
                (Province of) (Canada)
                7.50% due 09/15/29................................................................       4,946,550
                                                                                                    --------------

              TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS
              (COST $12,551,322)..................................................................      12,597,511
                                                                                                    --------------

              U.S. GOVERNMENT & AGENCY OBLIGATIONS (11.9%)
              Federal Home Loan Banks
      10,000    4.875% due 01/22/02...............................................................       9,716,200
              Federal Home Loan Mortgage Corp.
      10,000    5.125% due 10/15/08...............................................................       8,752,600
      18,000    7.375% due 05/15/03...............................................................      18,184,140
              Federal National Mortgage Assoc.
      12,000    5.625% due 05/14/04...............................................................      11,464,680
       8,000    7.125% due 02/15/05...............................................................       8,040,160
              U.S. Treasury Bond
      15,500    5.50% due 08/15/28................................................................      14,487,230
      11,000    6.00% due 02/15/26................................................................      10,940,160
       6,100    6.125% due 08/15/29...............................................................       6,280,316
      47,800    6.25% due 08/15/23................................................................      48,791,850
         100    6.375% due 08/15/27...............................................................         104,683
         200    6.625% due 02/15/27...............................................................         215,634
       1,565    6.875% due 08/15/25...............................................................       1,727,979
         150    7.625% due 02/15/25...............................................................         179,517
 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------
$             U.S. Treasury Note
      28,450    4.00% due 10/31/00................................................................  $   28,286,413
      35,000    5.375% due 02/15/01...............................................................      34,799,800
      20,000    5.50% due 08/31/01................................................................      19,804,400
       3,300    5.625% due 11/30/00...............................................................       3,292,212
       1,000    5.625% due 02/28/01...............................................................         995,440
         100    5.75% due 08/15/03................................................................          98,449
       6,500    5.875% due 11/30/01...............................................................       6,454,240
       3,000    5.875% due 11/15/04...............................................................       2,960,730
       6,000    6.25% due 02/28/02................................................................       5,986,620
       1,140    6.25% due 02/15/03................................................................       1,137,469
       4,000    6.50% due 03/31/02................................................................       4,006,280
       2,600    6.50% due 08/15/05................................................................       2,631,330
      14,000    6.50% due 02/15/10................................................................      14,461,580
       1,150    6.625% due 06/30/01...............................................................       1,151,794
       1,000    6.625% due 05/15/07...............................................................       1,024,180
       2,100    6.875% due 05/15/06...............................................................       2,166,717
       1,100    7.25% due 05/15/04................................................................       1,135,068
       2,000    7.25% due 08/15/04................................................................       2,069,620
          75    7.50% due 11/15/01................................................................          75,955
                                                                                                    --------------

              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (COST $266,748,343).................................................................     271,423,446
                                                                                                    --------------

              SHORT-TERM INVESTMENTS (25.1%)
              U.S. GOVERNMENT AGENCIES (a) (25.0%)
     200,000  Federal Home Loan Banks
                6.38% due 08/09/00................................................................     199,716,444
     220,000  Federal Home Loan Banks
                6.43% due 08/01/00................................................................     220,000,000
     150,000  Federal Home Loan Mortgage Corp. 6.39% due 08/15/00.................................     149,627,250
                                                                                                    --------------

              TOTAL U.S. GOVERNMENT AGENCIES
              (COST $569,343,694).................................................................     569,343,694
                                                                                                    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JULY 31, 2000, CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT (0.1%)
$      2,914  The Bank of New York 6.50% due 08/01/00 (dated 07/31/00; proceeds $2,914,610) (b)
                (COST $2,914,084).................................................................  $    2,914,084
                                                                                                    --------------

              TOTAL SHORT-TERM INVESTMENTS
              (COST $572,257,778).................................................................     572,257,778
                                                                                                    --------------

TOTAL INVESTMENTS
(COST $1,978,397,702) (c)...............................................................  100.7%    2,290,813,844

LIABILITIES IN EXCESS OF OTHER ASSETS...................................................   (0.7)      (16,742,326)
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,274,071,518
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $2,987,704 Federal Home Loan Mortgage Corp. 0% due 08/29/00 valued at $2,972,374.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $349,956,504 and the aggregate gross unrealized depreciation is $37,540,362, resulting in net unrealized appreciation of $312,416,142.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000

ASSETS:
Investments in securities, at value
  (cost $1,978,397,702).....................................................................  $2,290,813,844
Receivable for:
    Investments sold........................................................................      29,491,498
    Interest................................................................................       9,849,454
    Shares of beneficial interest sold......................................................       2,706,698
    Dividends...............................................................................         717,316
Prepaid expenses and other assets...........................................................          50,819
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,333,629,629
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      54,184,784
    Shares of beneficial interest repurchased...............................................       2,429,036
    Plan of distribution fee................................................................       1,678,382
    Investment management fee...............................................................       1,016,589
Accrued expenses and other payables.........................................................         249,320
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      59,558,111
                                                                                              --------------
     NET ASSETS.............................................................................  $2,274,071,518
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,665,100,741
Net unrealized appreciation.................................................................     312,415,301
Accumulated undistributed net investment income.............................................       8,429,296
Accumulated undistributed net realized gain.................................................     288,126,180
                                                                                              --------------
     NET ASSETS.............................................................................  $2,274,071,518
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................    $110,599,841
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       5,357,365
     NET ASSET VALUE PER SHARE..............................................................          $20.64
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $21.78
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $2,043,540,377
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      98,977,600
     NET ASSET VALUE PER SHARE..............................................................          $20.65
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $39,006,486
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,896,151
     NET ASSET VALUE PER SHARE..............................................................          $20.57
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $80,924,814
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       3,915,692
     NET ASSET VALUE PER SHARE..............................................................          $20.67
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000

NET INVESTMENT INCOME

INCOME
Interest.....................................................................................  $  53,516,580
Dividends (net of $56,272 foreign withholding tax)...........................................     10,443,973
                                                                                               -------------

     TOTAL INCOME............................................................................     63,960,553
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................        212,252
Plan of distribution fee (Class B shares)....................................................     17,844,463
Plan of distribution fee (Class C shares)....................................................        271,510
Investment management fee....................................................................     11,430,100
Transfer agent fees and expenses.............................................................      1,644,743
Registration fees............................................................................        166,810
Shareholder reports and notices..............................................................        145,361
Custodian fees...............................................................................        145,053
Professional fees............................................................................         76,996
Trustees' fees and expenses..................................................................         16,165
Other........................................................................................         27,471
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     31,980,924
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................     31,979,629
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments..............................................................................    346,620,493
    Foreign exchange transactions............................................................         (2,591)
                                                                                               -------------

     NET GAIN................................................................................    346,617,902
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................   (130,382,266)
    Net translation of other assets and liabilities denominated in foreign currencies........         (1,139)
                                                                                               -------------

     NET DEPRECIATION........................................................................   (130,383,405)
                                                                                               -------------

     NET GAIN................................................................................    216,234,497
                                                                                               -------------

NET INCREASE.................................................................................  $ 248,214,126
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JULY 31, 2000   JULY 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $   31,979,629  $   18,966,053
Net realized gain...........................................................     346,617,902     176,815,551
Net change in unrealized appreciation.......................................    (130,383,405)    (21,193,908)
                                                                              --------------  --------------

     NET INCREASE...........................................................     248,214,126     174,587,696
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................      (1,571,516)       (846,187)
    Class B shares..........................................................     (22,161,327)    (16,039,877)
    Class C shares..........................................................        (314,168)        (91,734)
    Class D shares..........................................................      (1,590,141)     (1,409,321)
Net realized gain
    Class A shares..........................................................      (6,239,051)     (4,000,964)
    Class B shares..........................................................    (157,446,517)   (129,295,238)
    Class C shares..........................................................      (1,738,094)       (696,343)
    Class D shares..........................................................      (6,302,510)     (5,750,340)
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................    (197,363,324)   (158,130,004)
                                                                              --------------  --------------
Net increase from transactions in shares of beneficial interest.............     236,166,642     201,010,037
                                                                              --------------  --------------

     NET INCREASE...........................................................     287,017,444     217,467,729

NET ASSETS:
Beginning of period.........................................................   1,987,054,074   1,769,586,345
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $8,429,296 AND
    $2,089,265, RESPECTIVELY)...............................................  $2,274,071,518  $1,987,054,074
                                                                              ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; and 0.45% to the portion of daily net assets exceeding $2 billion, but not exceeding $3 billion. Effective May 1, 2000, the Aggreement was amended to reduce the annual rate to 0.425% of the portion of daily net assets in excess of $3 billion.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $40,072,188 at July 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

Class C shares of $4,716, $1,805,051 and $15,580, respectively and received $128,147 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended July 31, 2000 aggregated $3,144,071,120 and $3,433,723,797, respectively. Included in the aforementioned are purchases and sales/maturities/ prepayments of U.S. Government securities of $640,156,562 and $677,200,475, respectively.

For the year ended July 31, 2000, the Fund incurred brokerage commissions with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, of $155,037, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2000, the Fund incurred brokerage commissions of $274,028 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $700.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended July 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,604. At July 31, 2000, the Fund had an accrued pension liability of $70,849 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                          JULY 31, 2000               JULY 31, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................    3,318,317  $  70,298,802     1,934,094  $  37,196,680
Reinvestment of dividends and distributions......................      359,691      7,127,658       245,489      4,408,793
Acquisition of Dean Witter Global Asset Allocation Fund..........      --             --             15,373        288,931
Redeemed.........................................................   (1,515,494)   (31,717,315)     (724,574)   (14,041,119)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class A...........................................    2,162,514     45,709,145     1,470,382     27,853,285
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   18,765,850    394,709,126    16,874,303    326,909,527
Reinvestment of dividends and distributions......................    8,188,679    162,143,354     7,311,689    131,234,901
Acquisition of Dean Witter Global Asset Allocation Fund..........      --             --          2,202,447     41,353,775
Redeemed.........................................................  (18,930,130)  (395,536,400)  (17,441,832)  (337,838,267)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class B...........................................    8,024,399    161,316,080     8,946,607    161,659,936
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................    1,298,818     27,199,414       575,043     11,155,902
Reinvestment of dividends and distributions......................      100,045      1,979,888        41,974        752,113
Acquisition of Dean Witter Global Asset Allocation Fund..........      --             --              7,608        142,546
Redeemed.........................................................     (305,671)    (6,397,242)     (211,043)    (4,034,449)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class C...........................................    1,093,192     22,782,060       413,582      8,016,112
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      657,345     13,809,612       546,959     10,529,031
Reinvestment of dividends and distributions......................      366,091      7,274,623       367,018      6,620,451
Acquisition of Dean Witter Global Asset Allocation Fund..........      --             --                667         12,537
Acquisition of Dean Witter Retirement Series - Strategist
 Series..........................................................      --             --            897,233     16,687,220
Redeemed.........................................................     (702,780)   (14,724,878)   (1,565,127)   (30,368,535)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class D...........................................      320,656      6,359,357       246,750      3,480,704
                                                                   -----------  -------------   -----------  -------------
Net increase in Fund.............................................   11,600,761  $ 236,166,642    11,077,321  $ 201,010,037
                                                                   ===========  =============   ===========  =============

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

6. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $3,000 during fiscal 2000.

At July 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2000, there were no outstanding forward contracts.

8. FUND ACQUISITIONS

As of the close business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series - Strategist Series ("Retirement Strategist") pursuant to a plan of reorganization approved by shareholders of Retirement Strategist on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 897,233 Class D shares of the Fund at a net asset value of $18.60 per share for 1,340,444 shares of Retirement Strategist. The net assets of the Fund and Retirement Strategist immediately before the acquisition were $1,627,181,276 and $16,687,220, respectively, including unrealized appreciation of $2,135,461 for Retirement Strategist. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,643,868,496.

As of close business on September 18, 1998, the Fund acquired all the net assets of Dean Witter Global Asset Allocation Fund ("Global") pursuant to a plan of reorganization approved by the shareholders of Global on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 15,373 Class A shares of the Fund at a net asset value of $18.79 per share for 25,295 Class A shares of Global; 2,202,447 Class B shares of the Fund at a net asset value of $18.77 per share for

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

3,610,474 Class B shares of Global; 7,608 Class C shares of the Fund at a net asset value of $18.73 per share for 12,522 Class C shares of Global; and 667 Class D shares of the Fund at a net asset value of $18.81 per share for 1,097 Class D shares of Global. The net assets of the Fund and Global immediately before the acquisition were $1,661,862,178 and $41,797,789, respectively, including unrealized appreciation of $4,590,506 for Global. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,703,659,967.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                                                FOR THE YEAR ENDED JULY 31,     JULY 28, 1997*
                                                              --------------------------------      THROUGH
                                                                2000        1999        1998     JULY 31, 1997
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $  20.16     $ 20.23     $ 18.75      $18.40
                                                              --------     -------     -------      ------

Income from investment operations:
   Net investment income....................................      0.44        0.32        0.36        0.01
   Net realized and unrealized gain.........................      2.16        1.46        2.06        0.34
                                                              --------     -------     -------      ------

Total income from investment operations.....................      2.60        1.78        2.42        0.35
                                                              --------     -------     -------      ------

Less dividends and distributions from:
   Net investment income....................................     (0.37)      (0.32)      (0.43)     --
   Net realized gain........................................     (1.75)      (1.53)      (0.51)     --
                                                              --------     -------     -------      ------

Total dividends and distributions...........................     (2.12)      (1.85)      (0.94)     --
                                                              --------     -------     -------      ------

Net asset value, end of period..............................  $  20.64     $ 20.16     $ 20.23      $18.75
                                                              ========     =======     =======      ======

TOTAL RETURN+...............................................     13.48%      10.01%      13.48%       1.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................      0.88%(3)    0.87%(3)    0.91%       0.92%(2)

Net investment income.......................................      2.06%(3)    1.66%(3)    1.85%       5.06%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $110,600     $64,418     $34,891         $79

Portfolio turnover rate.....................................       187%        121%         92%        158%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED


                                                                        FOR THE YEAR ENDED JULY 31,
                                                        -----------------------------------------------------------
                                                          2000++       1999++      1998++      1997*++       1996
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................      $20.16      $20.23      $18.75      $16.02       $15.87
                                                        ----------     -------     -------     -------     --------

Income from investment operations:
   Net investment income..............................        0.29        0.19        0.24        0.39         0.30
   Net realized and unrealized gain...................        2.18        1.46        2.06        4.10         1.43
                                                        ----------     -------     -------     -------     --------

Total income from investment operations...............        2.47        1.65        2.30        4.49         1.73
                                                        ----------     -------     -------     -------     --------

Less dividends and distributions from:
   Net investment income..............................       (0.23)      (0.19)      (0.31)      (0.36)       (0.32)
   Net realized gain..................................       (1.75)      (1.53)      (0.51)      (1.40)       (1.26)
                                                        ----------     -------     -------     -------     --------

Total dividends and distributions.....................       (1.98)      (1.72)      (0.82)      (1.76)       (1.58)
                                                        ----------     -------     -------     -------     --------

Net asset value, end of period........................      $20.65      $20.16      $20.23      $18.75       $16.02
                                                        ==========     =======     =======     =======     ========

TOTAL RETURN+.........................................       12.79%       9.23%      12.77%      29.73%       11.47%

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................        1.53%(1)    1.57%(1)    1.54%       1.56%        1.58%

Net investment income.................................        1.41%(1)    0.96%(1)    1.24%       2.29%        1.88%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............  $2,043,540     $1,833,935  $1,659,037  $1,540,880  $1,259,305

Portfolio turnover rate...............................         187%        121%         92%        158%         174%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to November 8, 1989 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                               FOR THE PERIOD
                                                                FOR THE YEAR ENDED JULY 31,    JULY 28, 1997*
                                                              -------------------------------      THROUGH
                                                               2000        1999        1998     JULY 31, 1997
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................   $20.11      $20.19      $18.75      $18.40
                                                              -------     -------     -------      ------

Income from investment operations:
   Net investment income....................................     0.29        0.16        0.21        0.01
   Net realized and unrealized gain.........................     2.15        1.47        2.06        0.34
                                                              -------     -------     -------      ------

Total income from investment operations.....................     2.44        1.63        2.27        0.35
                                                              -------     -------     -------      ------

Less dividends and distributions from:
   Net investment income....................................    (0.23)      (0.18)      (0.32)     --
   Net realized gain........................................    (1.75)      (1.53)      (0.51)     --
                                                              -------     -------     -------      ------

Total dividends and distributions...........................    (1.98)      (1.71)      (0.83)     --
                                                              -------     -------     -------      ------

Net asset value, end of period..............................   $20.57      $20.11      $20.19      $18.75
                                                              =======     =======     =======      ======

TOTAL RETURN+...............................................    12.62%       9.15%      12.66%       1.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.63%(3)    1.65%(3)    1.66%       1.67%(2)

Net investment income.......................................     1.31%(3)    0.88%(3)    1.08%       4.38%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $39,006     $16,147      $7,861        $114

Portfolio turnover rate.....................................      187%        121%         92%        158%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                               FOR THE PERIOD
                                                                FOR THE YEAR ENDED JULY 31,    JULY 28, 1997*
                                                              -------------------------------      THROUGH
                                                               2000        1999        1998     JULY 31, 1997
--------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................   $20.18      $20.25      $18.75       $18.40
                                                              -------     -------     -------      -------

Income from investment operations:
   Net investment income....................................     0.48        0.37        0.41         0.01
   Net realized and unrealized gain.........................     2.18        1.45        2.06         0.34
                                                              -------     -------     -------      -------

Total income from investment operations.....................     2.66        1.82        2.47         0.35
                                                              -------     -------     -------      -------

Less dividends and distributions from:
   Net investment income....................................    (0.42)      (0.36)      (0.46)     --
   Net realized gain........................................    (1.75)      (1.53)      (0.51)     --
                                                              -------     -------     -------      -------

Total dividends and distributions...........................    (2.17)      (1.89)      (0.97)     --
                                                              -------     -------     -------      -------

Net asset value, end of period..............................   $20.67      $20.18      $20.25       $18.75
                                                              =======     =======     =======      =======

TOTAL RETURN+...............................................    13.79%      10.23%      13.80%        1.90%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     0.63%(3)    0.65%(3)    0.66%        0.67%(2)

Net investment income.......................................     2.31%(3)    1.88%(3)    2.12%        5.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $80,925     $72,554     $67,797      $57,938

Portfolio turnover rate.....................................      187%        121%         92%         158%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER STRATEGIST FUND

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Strategist Fund (the "Fund"), including the portfolio of investments, as of July 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1999 and the financial highlights for each of the respective stated periods ended July 31, 1999 were audited by other auditors whose report, dated September 10, 1999, expressed an unqualified opinion on that statement and the financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Strategist Fund as of July 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 18, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended July 31, 2000, the Fund paid to its shareholders $1.58 per share from long-term capital gains. For such period, 27.48% of the income paid qualified for the dividends received deduction available to corporations.
       Of the Fund's ordinary income dividends paid during the fiscal year ended July 31, 2000, 27.74% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY DEAN WITTER STRATEGIST FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Financial Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY DEAN WITTER STRATEGIST FUND


[GRAPHICAL REPRESENTATION]


ANNUAL REPORT
JULY 31, 2000